Long-term debt	12 Months Ended
Dec. 31, 2022
Long-term debt
Long-term debt

9.Long-term debt

		Word Z		HomeTech
	Crown	Promissory	WordZ SBA	VTB Loan
	Capital (a)	note (b)	Loan	(b)	Total
Balance as at December 31, 2021	$11,472,235	$323,551	$—	$203,322	$11,999,108
Add: current portion	308,892	446,552	114,269	240,000	1,109,713
	$11,781,127	$770,103	$114,269	$443,322	$13,108,821
Interest expense	900,202	29,667	238	—	930,107
Accretion expense	244,611	64,521	—	40,217	349,349
Interest payment	(1,005,758)	(34,600)	(238)	—	(1,040,596)
Debt repayment	(4,015,669)	(411,952)	(114,269)	(220,000)	(4,761,890)
Amendment fee	(239,880)	—	—	—	(239,880)
Loss on extinguishment of debt	747,865	—	—	—	747,865
Foreign exchange translation	(439,707)	—	—	—	(439,707)
Balance as at December 31, 2022	$7,972,791	$417,739	$—	$263,540	$8,654,070
Less: Current portion	(7,972,791)	(417,739)	—	(243,728)	(8,634,258)
	$—	$—	$—	$19,812	$19,812

		Word Z		Transcription
	Crown Capital	Promissory	WordZ SBA	Express VTB	HomeTech
	(a)	note (b)	Loan	Loan (b)	VTB Loan (b)	Total
Balance as at December 31, 2020	$11,093,400	$617,751	$45,923	$—	$381,725	$12,138,799
Add: current portion	304,746	446,552	214,307	280,531	240,000	1,486,136
	$11,398,146	$1,064,303	$260,230	$280,531	$621,725	$13,624,935
Interest expense	1,232,349	49,890	—	5,892	—	1,288,131
Accretion expense	347,372	102,462	—	—	61,597	511,431
Interest payment	(1,231,369)	(39,109)	(832)	(5,892)	—	(1,277,202)
Debt repayment	—	(407,443)	(145,129)	(280,531)	(240,000)	(1,073,103)
Foreign exchange translation	34,629	—	—	—	—	34,629
Balance as at December 31, 2021	$11,781,127	$770,103	$114,269	$—	$443,322	$13,108,821
Less: Current portion	(308,892)	(446,552)	(114,269)	—	(240,000)	(1,109,713)
	$11,472,235	$323,551	$—	$—	$203,322	$11,999,108

a.Crown Capital Funding Partner LP note payable

During the year ended December 31, 2018, the Company entered into a secured debt facility with Crown Capital Funding Partner LP (“Crown”) of $11,055,000 (CAD$15,000,000) bearing an interest rate of 10% payable quarterly. The loan is secured by a general security agreement covering all assets of the Company. The outstanding principal balance of the loan is repayable on November 28, 2023. Additionally, during the period ended September 30, 2020, the Company cancelled 450,000 previously issued common share purchase warrants and reissued new warrants to reflect a price per share equal to CAD$2.06 (the “Exercise Price”) until expiry on November 28, 2023. As a result of this modification, the Company recorded $84,287 (CAD$111,387) reflecting the incremental fair value of the warrant associated with the amendment as a reduction in the carrying value of the note payable as at September 30, 2020. The Company incurred fees of $353,115 (CAD$450,000) associated with establishing the amended debt facility, which was recorded as a reduction in the carrying value of the note payable. These fees remain unpaid and is added to the Company’s outstanding principal. These fees accrue interest at 10% and repayment is due on November 28, 2023. During the year ended December 31, 2022, the Company recorded interest expense of $900,202 (2021 - $1,232,349 and 2020 - $1,409,961).

The difference between the face value and ascribed value of the Crown Capital note payable is being accreted over the remaining life of the debt facility. Corresponding transaction costs were netted against the face value of the debt facility and are recognized as accretion and other financing expense over the term of the loan. During the year ended December 31, 2022, there was $244,611 recorded (2021 - $347,372 and 2020 - $313,112) as accretion and other financing expense related to the note payable in the consolidated statements of loss and comprehensive loss.

The Company signed an amendment related to the Crown debt facility that required the Company to pay $4,005,768 (CAD$5,000,000) of the principal balance on March 30, 2022 and pay an amendment fee of approximately $239,880 (CAD $300,000). The interest on the Crown Debt facility remained at 10% annual interest and future interest payments were reduced to the reduced principal amount. The amendment did not result in the terms of the original agreement being substantially modified; as such the transaction is accounted for as a modification of the old debt. The amended secured debt facility waived the Fixed Charge Coverage Ratio for the quarter ended December 31, 2022 and the Net Debt to EBITDA ratio for quarters ended March 31, 2022 and June 30, 2022. Additional financial covenants were added to the amended Crown debt facility, which include restrictions on the amount of selling, administrative and research and development costs and restrictions on capital expenditure (including internally generated intangible assets and capitalized assets) in each of the respective quarters ended June 30, 2022, September 30, 2022 and December 31, 2022. As at December 31, 2022, the Company was in compliance with the additional financial covenants.

On July 14, 2022, the Company signed an amendment to the Crown debt facility which removed entirely the Fixed Charge Coverage Ratio and Net Debt to EBITDA covenants for the term of the facility. The covenants relating to the restrictions on the amount of selling, administrative and research and development costs and restrictions on capital expenditure for the quarter ended September 30, 2022 and December 31, 2022 were unchanged.

The July 14, 2022 amendment resulted in the terms of the agreement being substantially modified; as such the transaction is accounted for as an extinguishment of the old debt. The Company recognized a loss on extinguishment of debt of $747,865 and the new debt was recognized at fair value of $7,701,650.

In addition, the Company has agreed to make certain payments to the lender in the event that there is a balance outstanding under the debt facility as at certain periods in time. Such fees, if applicable, are payable in cash or common shares, at the Company’s sole discretion. As at December 31, 2022, the Company issued 1,078,901 common shares to Crown Capital Funding, LP in connection with these payments.  Total payments were valued at $442,626.

See Note 24 for subsequent events for repayment of Crown debt facility on January 13, 2023.

b.Unsecured promissory notes

Unsecured promissory notes have been issued to the former owners of acquired companies. As part of the acquisition of Transcription Express, the Company issued an unsecured promissory note to the former owners of Transcription Express with a face value of $1,666,227, bearing interest at 10% per annum. During the year ended December 31, 2019, the terms of the Transcription Express unsecured promissory note were amended, with the principal and accrued interest to be paid monthly beginning on July 31, 2019 to the period ended April 30, 2021. As at December 31, 2021, this unsecured promissory note has been paid in full.

As part of the acquisition of HomeTech, the Company issued an unsecured interest-free promissory note to the former owners of HomeTech with a face value of $1,200,000, to be paid monthly for 60 months in equal installments of $20,000 beginning February 25, 2019 to the period ending January 25, 2024. The Company recorded the unsecured promissory note by discounting the principal amounts due using a market annual interest rate of 12%. The difference between the present value and the face value is being accreted over the term of the unsecured promissory notes.

An additional note was issued to the former owners of WordZ with a face value of $1,200,000 bearing interest at 5% to be paid quarterly for 36 months beginning January 5, 2021 to the period ending October 5, 2023. The fair value of the unsecured promissory notes was determined on a market annual interest rate of 12%. The difference between the face value and the ascribed value of the notes is being accreted over life of the notes.

c.Convertible notes

During the year ended December 31, 2020, the Company entered into agreements (the “Amending Agreements”) with the holders of unsecured convertible notes (each, a “Note”) in the aggregate principal amount of approximately $6,792,934, granting the holders of such Notes (each a “Noteholder”) the option to convert the principal and the aggregate interest payable on their Notes from the date of issuance to the maturity date (the “Total Interest Payable”) into shares at a conversion price of CAD$2.18 per share (the “Conversion Option”). The modification of the convertible notes resulted in in a charge of $1,497,804 reflecting the incremental fair value of the reduced exercise price. This charge was recorded as a loss on repayment of long-term debt in the consolidated statements of loss and comprehensive loss.

Concurrent with their entry into the Amending Agreements, Noteholders holding all of the outstanding Notes exercised the Conversion Option during the year ended December 31, 2020. As a result of the exercise of the Conversion Option, the Company recognized $3,503,797 in interest expense reflecting interest charges from the date of the conversion through the maturity date. For the year ended December 31, 2020, the Company recognized a loss of $1,308,440 on the revaluation of the conversion feature liability.

d.U.S. Paycheck Protection Program Loan

During the year ended December 30, 2022, the Company repaid $114,269 of the loan balance (2021 - $145,129).

The minimum remaining principal repayments of debt under all agreements are as follows:

	Crown	wordZ promissory	HomeTech
	Capital	note	VTB loan	Total
2023	$7,701,650	$432,939	$260,000	$8,394,589
2024	—	—	20,000	20,000
	$7,701,650	$432,939	$280,000	$8,414,589